Exploration and Evaluation Assets, Net (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Valuation Assets, Net

Total
As at December 31, 2024	484
Additions	59
Transfer to PP&E (Note 10)	(112)
Exchange Rate Movements and Other	(1)
As at September 30, 2025	430